Income and mining taxes - Income tax recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME AND MINING TAXES
Earnings (loss) before taxes	$ 160.3	$ (75.0)
Canadian federal and provincial income tax rates	25.80%	25.80%
Income tax expense (recovery) based on above rates	$ 41.4	$ (19.4)
INCREASE (DECREASE) DUE TO
Permanent differences	(19.9)	(1.0)
Different statutory tax rates on earnings of foreign subsidiaries	(0.3)	0.2
Foreign exchange on non-monetary assets and liabilities	(0.5)	0.0
Other foreign exchange differences	(32.8)	(5.8)
Prior years’ adjustments relating to tax provision and tax returns	1.9	0.2
Canadian mining tax	16.7	15.8
Change in unrecognized deferred tax assets	12.0	17.4
BC Mining exploration tax credits received	0.0	(3.1)
Other	1.2	0.2
Total income tax expense	$ 19.7	$ 4.3